SUMMARY OF ACCOUNTING POLICIES (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting — The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), using the accrual basis of accounting.

Use of Estimate
Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ significantly from those estimates.

Risks and Uncertainties
Risks and Uncertainties — The Plan provides various investment options to its participants. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Market risks include global events, which could impact the value of investment securities, such as international conflicts. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such change could materially affect the value of the participants’ account balances and the amounts reported in the financial statements.

Investment Valuation
Investment Valuation — The Plan’s investments are stated at fair value, or net asset value (“NAV”) for Galliard Stable Return Fund C (“the Fund”). Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3, “Fair Value Measurements” for discussion on fair value measurements.

Income Recognition
Income Recognition — Net appreciation (depreciation) in fair value of investments represents realized gains and losses and the unrealized change in fair value of investments from one period to the next. Purchases and sales of securities are recorded on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

Notes Receivable from Participants
Notes Receivable from Participants — Participant loans are classified as notes receivable from participants, which are segregated from plan investments and measured at the unpaid principal balance plus any accrued but unpaid interest. The Plan Administrator and the Trustee will treat a loan that has been defaulted upon and not corrected within the cure period as a deemed distribution from the Plan, unless the Plan Administrator authorizes any other corrective action. Delinquent participant loans are recorded as distributions no later than the last day of the calendar quarter following the calendar quarter in which the required installment payment was due. No allowance for credit losses has been recorded as of December 31, 2025 and 2024.

Administrative Expenses	Administrative Expenses — All administrative expenses, investment management and transaction fees directly related to the Plan investments are paid by the Plan. Management fees and operating expenses charged to the Plan for investments are deducted from income earned on a daily basis and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments.
Payment of Benefits	Payment of Benefits — Benefit payments to participants are recorded upon distribution.